Audit Information	12 Months Ended
Jul. 31, 2025
Auditor [Table]
Auditor Name	GOLDEN OCEAN FAC PAC
Auditor Firm ID	7285
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of CTW Cayman (the “Company”, together with its subsidiaries and its variable interest entities, the “Group”) as of July 31, 2025, and the related consolidated statements of comprehensive income, changes in shareholders’ equity, and cash flows for the year ended July 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Group as of July 31, 2025, and the results of its operations and its cash flows for the year ended July 31, 2025, in conformity with accounting principles generally accepted in the United States of America.